Segment Information - Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Number of operating segments	2	2
Net revenues	$ 212,372	¥ 1,478,493	¥ 1,145,517	¥ 847,993
Cost of revenues	(63,191)	(439,923)	(410,908)	(314,121)
Gross profit	$ 149,181	¥ 1,038,570	¥ 734,609	¥ 533,872
Gross margin (as a percent)	70.20%	70.20%	64.10%	63.00%
Sales and marketing expenses	$ (113,849)	¥ (792,591)	¥ (731,233)	¥ (657,065)
Product development expenses	(22,624)	(157,505)	(185,000)	(223,202)
General and administrative expenses	(28,158)	(196,029)	(223,057)	(224,395)
Operating expenses	(164,631)	(1,146,125)	(1,139,290)	(1,104,662)
Loss from operations	(15,450)	(107,555)	(404,681)	(570,790)
One-on-one offerings
Net revenues	196,171	1,365,706	1,044,769	835,649
Cost of revenues	(55,458)	(386,085)	(342,927)	(293,763)
Gross profit	$ 140,713	¥ 979,621	¥ 701,842	¥ 541,886
Gross margin (as a percent)	71.70%	71.70%	67.20%	64.80%
Sales and marketing expenses	$ (106,009)	¥ (738,010)	¥ (647,314)	¥ (619,966)
Product development expenses	(19,864)	(138,291)	(139,240)	(202,129)
General and administrative expenses	(25,655)	(178,606)	(186,983)	(213,880)
Operating expenses	(151,528)	(1,054,907)	(973,537)	(1,035,975)
Loss from operations	(10,815)	(75,286)	(271,695)	(494,089)
Small class offerings
Net revenues	16,201	112,787	100,748	12,344
Cost of revenues	(7,733)	(53,838)	(67,981)	(20,358)
Gross profit	$ 8,468	¥ 58,949	¥ 32,767	¥ (8,014)
Gross margin (as a percent)	52.30%	52.30%	32.50%	(64.90%)
Sales and marketing expenses	$ (7,840)	¥ (54,581)	¥ (83,919)	¥ (37,099)
Product development expenses	(2,760)	(19,214)	(45,760)	(21,073)
General and administrative expenses	(2,503)	(17,423)	(36,074)	(10,515)
Operating expenses	(13,103)	(91,218)	(165,753)	(68,687)
Loss from operations	$ (4,635)	¥ (32,269)	¥ (132,986)	¥ (76,701)